UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917‑7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report January 31, 2026

Nuveen Dividend Growth Fund
Class A Shares/NSBAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$46	0.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$6,659,111,483

Total number of portfolio holdings	45

Portfolio turnover (%)	8%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Dividend Growth Fund
Class C Shares/NSBCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$85	1.65%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$6,659,111,483

Total number of portfolio holdings	45

Portfolio turnover (%)	8%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Dividend Growth Fund
Class R6 Shares/NSBFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.61%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$6,659,111,483

Total number of portfolio holdings	45

Portfolio turnover (%)	8%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Dividend Growth Fund
Class I Shares/NSBRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.65%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$6,659,111,483

Total number of portfolio holdings	45

Portfolio turnover (%)	8%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Global Dividend Growth Fund
Class A Shares/NUGAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	1.15%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$16,620,392

Total number of portfolio holdings	49

Portfolio turnover (%)	9%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Global Dividend Growth Fund
Class C Shares/NUGCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$98	1.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$16,620,392

Total number of portfolio holdings	49

Portfolio turnover (%)	9%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Global Dividend Growth Fund
Class I Shares/NUGIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Dividend Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$16,620,392

Total number of portfolio holdings	49

Portfolio turnover (%)	9%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Winslow Large‑Cap Growth ESG Fund
Class A Shares/NWCAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$45	0.90%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$822,810,171

Total number of portfolio holdings	47

Portfolio turnover (%)	47%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Winslow Large‑Cap Growth ESG Fund
Class C Shares/NWCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$83	1.65%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$822,810,171

Total number of portfolio holdings	47

Portfolio turnover (%)	47%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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Semi-Annual Shareholder Report January 31, 2026

Nuveen Winslow Large‑Cap Growth ESG Fund
Class R6 Shares/NWCFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$29	0.58%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$822,810,171

Total number of portfolio holdings	47

Portfolio turnover (%)	47%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report January 31, 2026

Nuveen Winslow Large‑Cap Growth ESG Fund
Class I Shares/NVLIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Winslow Large‑Cap Growth ESG Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.65%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$822,810,171

Total number of portfolio holdings	47

Portfolio turnover (%)	47%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670725662_SAR_0126 5190215

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments January 31, 2026
Dividend Growth
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
6570556743 COMMON STOCKS - 98.7% 6570556743
BANKS - 3.6%
774,070 JPMorgan Chase & Co $ 236,780,272
TOTAL BANKS 236,780,272
CAPITAL GOODS - 8.2%
385,557 Eaton Corp plc 135,492,441
703,993 Honeywell International, Inc 160,172,487
181,829 Northrop Grumman Corp 125,872,944
303,411 Trane Technologies plc 127,608,598
TOTAL CAPITAL GOODS 549,146,470
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.0%
415,590 Lowe's Cos, Inc 110,987,466
1,028,341 TJX Cos, Inc 154,055,765
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 265,043,231
CONSUMER SERVICES - 3.6%
503,655 McDonald's Corp 158,651,325
865,327 Starbucks Corp 79,566,818
TOTAL CONSUMER SERVICES 238,218,143
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
1,717,648 Walmart, Inc 204,640,583
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 204,640,583
ENERGY - 4.2%
727,848 Chevron Corp 128,756,311
1,072,739 Exxon Mobil Corp 151,685,295
TOTAL ENERGY 280,441,606
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
599,569 American Tower Corp 107,490,730
1,086,923 ProLogis, Inc 141,908,667
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 249,399,397
FINANCIAL SERVICES - 10.6%
521,906 American Express Co 183,799,636
774,575 Ares Management Corp, Class A 115,930,640
332,940 Mastercard, Inc, Class A 179,384,742
1,051,665 NASDAQ, Inc 101,895,822
240,563 S&P Global, Inc 126,966,746
TOTAL FINANCIAL SERVICES 707,977,586
FOOD, BEVERAGE & TOBACCO - 4.7%
1,221,090 Mondelez International, Inc, Class A 71,397,132
486,547 PepsiCo, Inc 74,748,216
933,716 Philip Morris International, Inc 167,545,999
TOTAL FOOD, BEVERAGE & TOBACCO 313,691,347
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
977,948 Abbott Laboratories 106,889,717
295,826 Elevance Health, Inc 102,278,881
TOTAL HEALTH CARE EQUIPMENT & SERVICES 209,168,598
INSURANCE - 1.7%
583,151 Marsh & McLennan Cos, Inc 109,743,187
TOTAL INSURANCE 109,743,187
MATERIALS - 3.3%
272,711 Linde plc 124,620,746
2,278,464 Smurfit WestRock plc 94,852,456
TOTAL MATERIALS 219,473,202
MEDIA & ENTERTAINMENT - 2.9%
2,714,060 Comcast Corp, Class A 80,743,285
155,473 Meta Platforms, Inc 111,396,404
TOTAL MEDIA & ENTERTAINMENT 192,139,689

Portfolio of Investments January 31, 2026
(continued)
Dividend Growth

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
585,447 AbbVie, Inc $ 130,560,535
560,685 Danaher Corp 122,728,340
1,070,952 Merck & Co, Inc 118,093,877
535,144 Zoetis, Inc 66,796,674
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 438,179,426
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
945,786 Broadcom, Inc 313,338,902
744,656 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 246,153,487
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 559,492,389
SOFTWARE & SERVICES - 8.9%
529,084 Accenture plc, Class A 139,487,706
1,046,200 Microsoft Corp 450,169,398
TOTAL SOFTWARE & SERVICES 589,657,104
TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
1,681,519 Amphenol Corp, Class A 242,273,257
1,587,406 Apple, Inc 411,900,109
387,053 Motorola Solutions, Inc 155,804,315
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 809,977,681
TRANSPORTATION - 1.4%
403,489 Union Pacific Corp 94,860,264
TOTAL TRANSPORTATION 94,860,264
UTILITIES - 4.5%
2,023,091 NextEra Energy, Inc 177,829,699
1,126,745 WEC Energy Group, Inc 124,696,869
TOTAL UTILITIES 302,526,568
TOTAL COMMON STOCKS
(Cost $3,324,034,651) 6,570,556,743
TOTAL LONG-TERM INVESTMENTS
(Cost $3,324,034,651) 6,570,556,743
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
74928785 REPURCHASE AGREEMENTS - 1.1% 74928785
$ 2,253,785 (a) Fixed Income Clearing Corporation 1.060% 02/02/26 2,253,785
72,675,000 (b) Fixed Income Clearing Corporation 3.630 02/02/26 72,675,000
TOTAL REPURCHASE AGREEMENTS
(Cost $74,928,785) 74,928,785
TOTAL SHORT-TERM INVESTMENTS
(Cost $74,928,785) 74,928,785
TOTAL INVESTMENTS - 99.8%
(Cost $3,398,963,436) 6,645,485,528
OTHER ASSETS & LIABILITIES, NET -  0.2% 13,625,955
NET ASSETS - 100% $ 6,659,111,483
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Agreement with Fixed Income Clearing Corporation, 1.060% dated 1/30/26 to be repurchased at $2,253,984 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 7/15/27, valued at $2,299,051.
(b) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $72,696,984 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $74,128,516.

Portfolio of Investments January 31, 2026
Global Dividend Growth
See Notes To Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
16458206 COMMON STOCKS - 99.0%
CANADA - 3.3%
5,371 Enbridge, Inc $ 262,190
1,697 Royal Bank of Canada 282,557
TOTAL CANADA 544,747
FRANCE - 9.0%
4,458 Accor S.A. 242,431
7,706 AXA S.A. 351,387
399 LVMH Moet Hennessy Louis Vuitton SE 257,516
3,784 TotalEnergies SE 275,205
9,893 Veolia Environnement S.A. 371,058
TOTAL FRANCE 1,497,597
GERMANY - 2.4%
1,961 SAP SE 391,746
TOTAL GERMANY 391,746
HONG KONG - 0.7%
74,487 HKT Trust & HKT Ltd 111,628
TOTAL HONG KONG 111,628
IRELAND - 1.3%
817 Accenture plc, Class A 215,394
TOTAL IRELAND 215,394
JAPAN - 5.8%
35,725 ITOCHU Corp 457,372
10,700 KDDI Corp 180,658
10,900 ORIX Corp 332,182
TOTAL JAPAN 970,212
NETHERLANDS - 3.5%
410 ASML Holding NV 587,901
TOTAL NETHERLANDS 587,901
TAIWAN - 5.5%
2,786 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 920,940
TOTAL TAIWAN 920,940
UNITED KINGDOM - 3.5%
9,476 Compass Group plc 284,142
3,126 Unilever plc 212,660
60,867 Vodafone Group plc 89,640
TOTAL UNITED KINGDOM 586,442
UNITED STATES - 64.0%
2,414 Abbott Laboratories 263,850
1,592 AbbVie, Inc 355,032
1,414 American Express Co 497,968
3,530 Apple, Inc 915,964
1,677 Ares Management Corp, Class A 250,997
2,039 Broadcom, Inc 675,521
5,836 Comcast Corp, Class A 173,621
904 Eaton Corp plc 317,684
3,344 Experian plc 126,653
2,462 Exxon Mobil Corp 348,127
43,876 Haleon plc 229,467
1,154 Honeywell International, Inc 262,558
2,267 JPMorgan Chase & Co 693,453
521 Linde plc 238,081
1,140 Lowe's Cos, Inc 304,448
683 Mastercard, Inc, Class A 367,994
983 McDonald's Corp 309,645
3,050 Merck & Co, Inc 336,323
1,950 Microsoft Corp 839,066
810 Motorola Solutions, Inc 326,057
2,659 NASDAQ, Inc 257,631

Portfolio of Investments January 31, 2026
(continued)
Global Dividend Growth

See Notes To Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
1,908 Nestle S.A. $ 182,074
4,811 NextEra Energy, Inc 422,887
494 Northrop Grumman Corp 341,976
1,403 PepsiCo, Inc 215,543
1,992 Philip Morris International, Inc 357,444
2,437 ProLogis, Inc 318,175
2,951 Sanofi S.A. 278,349
5,697 Smurfit WestRock plc 237,166
799 Union Pacific Corp 187,845
TOTAL UNITED STATES 10,631,599
TOTAL COMMON STOCKS
(Cost $8,815,834) 16,458,206
TOTAL LONG-TERM INVESTMENTS
(Cost $8,815,834) 16,458,206
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
100,000 REPURCHASE AGREEMENTS - 0.6%
$ 100,000 (a) Fixed Income Clearing Corporation 3.630% 02/02/26 100,000
TOTAL REPURCHASE AGREEMENTS
(Cost $100,000) 100,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $100,000) 100,000
TOTAL INVESTMENTS (Cost $8,915,834) - 99.6% 16,558,206
OTHER ASSETS & LIABILITIES, NET -  0.4% 62,186
NET ASSETS - 100% $ 16,620,392
ADR American Depositary Receipt
(a) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $100,030 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $102,070.

Portfolio of Investments January 31, 2026
Winslow Large-Cap Growth ESG
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
810613031 COMMON STOCKS - 98.5% 810613031
AUTOMOBILES & COMPONENTS - 2.8%
52,610 (a) Tesla, Inc $ 22,643,870
TOTAL AUTOMOBILES & COMPONENTS 22,643,870
CAPITAL GOODS - 8.6%
21,500 GE Vernova, Inc 15,616,955
48,540 General Electric Co 14,891,587
45,190 Howmet Aerospace, Inc 9,403,135
9,000 Parker-Hannifin Corp 8,422,560
23,600 Quanta Services, Inc 11,201,268
25,220 Trane Technologies plc 10,607,027
TOTAL CAPITAL GOODS 70,142,532
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.8%
199,860 (a) Amazon.com, Inc 47,826,498
22,400 Home Depot, Inc 8,390,816
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 56,217,314
CONSUMER SERVICES - 3.8%
249,100 (a) Chipotle Mexican Grill, Inc 9,682,517
49,580 (a) DoorDash, Inc, Class A 10,145,060
37,300 Hilton Worldwide Holdings, Inc 11,134,423
TOTAL CONSUMER SERVICES 30,962,000
FINANCIAL SERVICES - 5.5%
59,160 Ares Management Corp, Class A 8,854,477
22,516 Mastercard, Inc, Class A 12,131,395
96,490 NASDAQ, Inc 9,348,916
46,560 Visa, Inc, Class A 14,984,405
TOTAL FINANCIAL SERVICES 45,319,193
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
33,885 (a) Intuitive Surgical, Inc 17,085,495
13,600 McKesson Corp 11,304,456
24,100 Stryker Corp 8,906,396
TOTAL HEALTH CARE EQUIPMENT & SERVICES 37,296,347
MATERIALS - 1.1%
31,590 Ecolab, Inc 8,908,064
TOTAL MATERIALS 8,908,064
MEDIA & ENTERTAINMENT - 12.8%
195,340 Alphabet, Inc, Class C 66,128,450
26,500 Meta Platforms, Inc 18,987,250
98,750 (a) NetFlix, Inc 8,244,638
24,730 (a) Spotify Technology S.A. 12,373,655
TOTAL MEDIA & ENTERTAINMENT 105,733,993
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
20,985 Eli Lilly & Co 21,764,593
28,512 (a) Vertex Pharmaceuticals, Inc 13,397,789
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 35,162,382
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
60,200 (a) CoStar Group, Inc 3,702,300
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,702,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.8%
22,490 (a) Advanced Micro Devices, Inc 5,324,058
37,510 Analog Devices, Inc 11,661,109
7,950 ASML Holding NV 11,312,850
121,115 Broadcom, Inc 40,125,399
550,060 NVIDIA Corp 105,132,968
25,900 Texas Instruments, Inc 5,582,745
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 179,139,129

Portfolio of Investments January 31, 2026
(continued)
Winslow Large-Cap Growth ESG

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - 14.5%
8,918 (a),(b),(c),(d) Anthropic PBC (Acquired 08/29/25) $ 2,310,978
53,700 (a) Atlassian Corp, Class A 6,346,266
15,230 Intuit, Inc 7,598,552
165,952 Microsoft Corp 71,407,486
1,827 (a),(b),(c),(d) Open AI (Acquired 10/28/25), Class A 785,610
75,600 (a) ServiceNow, Inc 8,845,956
93,760 (a) Shopify, Inc, Class A 12,304,125
51,890 (a) Snowflake, Inc 9,999,203
TOTAL SOFTWARE & SERVICES 119,598,176
TECHNOLOGY HARDWARE & EQUIPMENT - 11.6%
298,960 Apple, Inc 77,574,141
128,500 (a) Arista Networks, Inc 18,213,590
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 95,787,731
TOTAL COMMON STOCKS
(Cost $483,242,044) 810,613,031
SHARES DESCRIPTION RATE VALUE
5089904 PREFERRED STOCK - 0.6% 5089904
BANKS - 0.3%
14,019 (a),(b),(c),(d) DATABRICKS,Inc (Acquired 12/16/25) 0.000% 2,663,610
TOTAL BANKS 2,663,610
SOFTWARE & SERVICES - 0.3%
9,363 (a),(b),(c),(d) Anthropic PBC (Acquired 01/27/26) 0.000 2,426,294
TOTAL SOFTWARE & SERVICES 2,426,294
TOTAL PREFERRED STOCK
(Cost $3,983,490) 5,089,904
TOTAL LONG-TERM INVESTMENTS
(Cost $487,225,534) 815,702,935
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
6322163 REPURCHASE AGREEMENTS - 0.8% 6322163
$ 197,163 (e) Fixed Income Clearing Corporation 1.060 02/02/26 197,163
6,125,000 (f) Fixed Income Clearing Corporation 3.630 02/02/26 6,125,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,322,163) 6,322,163
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,322,163) 6,322,163
TOTAL INVESTMENTS - 99.9%
(Cost $493,547,697) 822,025,098
OTHER ASSETS & LIABILITIES, NET -  0.1% 785,073
NET ASSETS - 100% $ 822,810,171
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Private equity investment.
(d) Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of the end of the fiscal period, the aggregate value of these securities is $8,186,492 or 0.9% of Total Investments.
(e) Agreement with Fixed Income Clearing Corporation, 1.060% dated 1/30/26 to be repurchased at $197,180 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 7/15/27, valued at $201,188.
(f) Agreement with Fixed Income Clearing Corporation, 3.630% dated 1/30/26 to be repurchased at $6,126,853 on 2/2/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $6,247,501.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2026 (Unaudited)
Dividend
Growth
Global Dividend
Growth
Winslow Large-
Cap Growth ESG
ASSETS
Long-term investments, at value
†
$ 6,570,556,743 $ 16,458,206 $ 815,702,935
Short-term investments, at value
◊
74,928,785 100,000 6,322,163
Cash – 16,711 –
Receivables:
Dividends 7,986,851 24,071 80,652
Interest 14,789 20 1,247
Investments sold – 59,785 8,562,194
Reclaims 176,350 6,925 –
Reimbursement from Adviser 31,937 127 54,363
Shares sold 13,499,031 6,337 2,032,002
Other 296,569 17,255 87,334
Total assets 6,667,491,055 16,689,437 832,842,890
LIABILITIES
Cash overdraft 4,541 – 630
Payables:
Management fees 3,313,681 10,007 446,784
Interest 401 1 56
Investments purchased - regular settlement – – 8,705,847
Shares redeemed 3,437,799 2,200 496,978
Accrued expenses:
Custodian fees 398,123 27,771 88,966
Trustees fees 297,077 431 68,672
Professional fees 17,967 7,044 9,904
Shareholder reporting expenses 67,589 12,952 32,768
Shareholder servicing agent fees 471,590 3,071 133,824
12b-1 distribution and service fees 370,804 2,253 48,290
Other – 3,315 –
Total liabilities 8,379,572 69,045 10,032,719
Net assets $ 6,659,111,483 $ 16,620,392 $ 822,810,171
NET ASSETS CONSIST OF:
Paid-in capital $ 3,311,532,722 $ 8,081,329 $ 488,641,297
Total distributable earnings (loss) 3,347,578,761 8,539,063 334,168,874
Net assets $ 6,659,111,483 $ 16,620,392 $ 822,810,171
†
   Long-term investments, cost $ 3,324,034,651 $ 8,815,834 $ 487,225,534
◊
   Short-term investments, cost $ 74,928,785 $ 100,000 $ 6,322,163

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend
Growth
Global Dividend
Growth
Winslow Large-
Cap Growth ESG
CLASS A:
Net assets $ 1,172,852,077 $ 9,172,742 $ 183,115,200
Shares outstanding 18,668,125 264,827 3,732,916
Net asset value ("NAV") per share $ 62.83 $ 34.64 $ 49.05
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 66.66 $ 36.75 $ 52.04
CLASS C:
Net assets $ 140,171,772 $ 349,257 $ 10,079,603
Shares outstanding 2,233,056 10,138 317,220
NAV and offering price per share $ 62.77 $ 34.45 $ 31.77
CLASS R6:
Net assets $ 2,872,148,424 $ — $ 150,955,559
Shares outstanding 45,194,034 — 2,662,680
NAV and offering price per share $ 63.55 $ — $ 56.69
CLASS I:
Net assets $ 2,473,939,210 $ 7,098,393 $ 478,659,809
Shares outstanding 39,442,045 205,041 8,806,948
NAV and offering price per share $ 62.72 $ 34.62 $ 54.35
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2026 (Unaudited) Dividend Growth
Global Dividend
Growth
Winslow Large-Cap
Growth ESG
INVESTMENT INCOME
Affiliated income $ 231,258 $ 541 $ 82,192
Dividends 56,340,563 175,112 1,717,502
Interest 2,208,342 8,968 90,865
Securities lending income, net — — 6,130
Tax withheld (331,368) — —
Total investment income 58,448,795 184,621 1,896,689
EXPENSES
– – –
Management fees 19,521,248 64,478 2,753,948
12b-1 service fees - Class A 1,489,444 12,164 240,387
12b-1 distribution and service fees - Class C 774,451 1,854 58,752
Shareholder servicing agent fees - Class A 271,049 3,731 71,049
Shareholder servicing agent fees - Class C 35,270 141 4,352
Shareholder servicing agent fees - Class R6 42,715 — 6,711
Shareholder servicing agent fees - Class I 580,880 3,086 188,548
Interest expense 3,169 9 632
Trustees fees 149,956 410 20,373
Custodian expenses 193,132 12,163 39,168
Registration fees 43,843 23,338 39,413
Professional fees 69,939 6,031 23,199
Shareholder reporting expenses 69,107 13,140 30,356
Other 24,176 2,421 5,252
Total expenses before fee waiver/expense reimbursement 23,268,379 142,966 3,482,140
Fee waiver/expense reimbursement — (47,136) (415,738)
Net expenses 23,268,379 95,830 3,066,402
Net investment income (loss) 35,180,416 88,791 (1,169,713)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 146,328,073 1,432,061 58,614,722
Foreign currency transactions — 2,108 —
Net realized gain (loss) 146,328,073 1,434,169 58,614,722
Change in unrealized appreciation (depreciation) on:
Investments 218,265,637 (238,714) (50,690,850)
Foreign currency translations — 637 —
Net change in unrealized appreciation (depreciation) 218,265,637 (238,077) (50,690,850)
Net realized and unrealized gain (loss) 364,593,710 1,196,092 7,923,872
Net increase (decrease) in net assets from operations $ 399,774,126 $ 1,284,883 $ 6,754,159

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Growth Global Dividend Growth
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 35,180,416 $ 69,642,939 $ 88,791 $ 239,196
Net realized gain (loss) 146,328,073 592,788,863 1,434,169 1,439,601
Net change in unrealized appreciation (depreciation) 218,265,637 (77,400,618) (238,077) (297,671)
Net increase (decrease) in net assets from operations 399,774,126 585,031,184 1,284,883 1,381,126
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (93,375,509) (72,001,678) (931,676) (683,150)
Class C (11,147,444) (10,178,565) (31,971) (34,740)
Class R6 (224,990,211) (161,408,631) — —
Class I (202,720,330) (167,695,752) (716,531) (702,659)
Total distributions (532,233,494) (411,284,626) (1,680,178) (1,420,549)
FUND SHARE TRANSACTIONS
Subscriptions 574,010,797 663,912,969 538,468 1,820,741
Reinvestments of distributions 424,286,252 324,496,906 1,673,991 1,288,220
Redemptions (550,158,594) (1,170,989,830) (4,195,628) (3,618,409)
Net increase (decrease) from Fund share transactions 448,138,455 (182,579,955) (1,983,169) (509,448)
Net increase (decrease) in net assets 315,679,087 (8,833,397) (2,378,464) (548,871)
Net assets at the beginning of period 6,343,432,396 6,352,265,793 18,998,856 19,547,727
Net assets at the end of period $ 6,659,111,483 $ 6,343,432,396 $ 16,620,392 $ 18,998,856

See Notes to Financial Statements

Winslow Large-Cap Growth ESG
Unaudited
Six Months Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ (1,169,713) $ (1,734,073)
Net realized gain (loss) 58,614,722 169,259,909
Net change in unrealized appreciation (depreciation) (50,690,850) (12,419,406)
Net increase (decrease) in net assets from operations 6,754,159 155,106,430
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (38,017,636) (34,274,122)
Class C (3,293,361) (2,144,487)
Class R6 (26,854,349) (21,384,117)
Class I (92,849,381) (70,187,499)
Total distributions (161,014,727) (127,990,225)
FUND SHARE TRANSACTIONS
Subscriptions 77,378,179 172,016,616
Reinvestments of distributions 153,953,021 113,402,423
Redemptions (156,588,483) (353,993,950)
Net increase (decrease) from Fund share transactions 74,742,717 (68,574,911)
Net increase (decrease) in net assets (79,517,851) (41,458,706)
Net assets at the beginning of period 902,328,022 943,786,728
Net assets at the end of period $ 822,810,171 $ 902,328,022

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Growth
Class
A
1/31/26
(e)
$ 64.16 $ 0.28 $ 3.65 $ 3.93 $ (0.28) $ (4.98) $ (5.26) $ 62.83
7/31/25
62.40 0.57 5.23 5.80 (0.57) (3.47) (4.04) 64.16
7/31/24
54.65 0.59 8.69 9.28 (0.60) (0.93) (1.53) 62.40
7/31/23
51.54 0.59 4.26 4.85 (0.61) (1.13) (1.74) 54.65
7/31/22
53.39 0.55 (0.49) 0.06 (0.56) (1.35) (1.91) 51.54
7/31/21
43.32 0.62 11.55 12.17 (0.58) (1.52) (2.10) 53.39
Class
C
1/31/26
(e)
64.11 0.04 3.64 3.68 (0.04) (4.98) (5.02) 62.77
7/31/25
62.36 0.10 5.22 5.32 (0.10) (3.47) (3.57) 64.11
7/31/24
54.63 0.18 8.67 8.85 (0.19) (0.93) (1.12) 62.36
7/31/23
51.52 0.21 4.26 4.47 (0.23) (1.13) (1.36) 54.63
7/31/22
53.33 0.15 (0.49) (0.34) (0.12) (1.35) (1.47) 51.52
7/31/21
43.28 0.26 11.54 11.80 (0.23) (1.52) (1.75) 53.33
Class
R6
1/31/26
(e)
64.85 0.38 3.68 4.06 (0.38) (4.98) (5.36) 63.55
7/31/25
63.03 0.76 5.30 6.06 (0.77) (3.47) (4.24) 64.85
7/31/24
55.19 0.77 8.78 9.55 (0.78) (0.93) (1.71) 63.03
7/31/23
52.05 0.75 4.29 5.04 (0.77) (1.13) (1.90) 55.19
7/31/22
53.92 0.72 (0.49) 0.23 (0.75) (1.35) (2.10) 52.05
7/31/21
43.74 0.78 11.66 12.44 (0.74) (1.52) (2.26) 53.92
Class
I
1/31/26
(e)
64.06 0.36 3.64 4.00 (0.36) (4.98) (5.34) 62.72
7/31/25
62.31 0.73 5.21 5.94 (0.72) (3.47) (4.19) 64.06
7/31/24
54.57 0.73 8.68 9.41 (0.74) (0.93) (1.67) 62.31
7/31/23
51.47 0.72 4.25 4.97 (0.74) (1.13) (1.87) 54.57
7/31/22
53.33 0.68 (0.49) 0.19 (0.70) (1.35) (2.05) 51.47
7/31/21
43.28 0.74 11.53 12.27 (0.70) (1.52) (2.22) 53.33
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
6 .26% $ 1,172,852 0 .90%
(f)
0 .86%
(f)
8%
9 .43 1,161,600 0 .91 0 .90 12
17 .35 1,121,499 0 .92 1 .05 11
9 .75 976,938 0 .92 1 .16 17
( 0 .04 ) 932,555 0 .91 1 .04 17
28 .85 837,090 0 .92 1 .29 15
5 .85 140,172 1 .65
(f)
0 .11
(f)
8
8 .61 159,004 1 .66 0 .15 12
16 .46 194,806 1 .67 0 .32 11
8 .92 240,863 1 .67 0 .42 17
( 0 .79 ) 295,522 1 .66 0 .29 17
27 .89 305,518 1 .67 0 .55 15
6 .40 2,872,148 0 .61
(f)
1 .15
(f)
8
9 .77 2,510,434 0 .61 1 .20 12
17 .70 2,518,257 0 .62 1 .36 11
10 .05 2,398,869 0 .62 1 .46 17
0 .28 2,394,117 0 .61 1 .34 17
29 .24 3,103,203 0 .62 1 .57 15
6 .38 2,473,939 0 .65
(f)
1 .11
(f)
8
9 .70 2,512,395 0 .66 1 .15 12
17 .64 2,517,704 0 .67 1 .31 11
10 .01 2,392,913 0 .67 1 .41 17
0 .22 2,342,735 0 .66 1 .29 17
29 .15 2,294,045 0 .67 1 .54 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Global Dividend Growth
Class
A
1/31/26
(e)
$ 35.76 $ 0.16 $ 2.37 $ 2.53 $ (0.24) $ (3.41) $ (3.65) $ 34.64
7/31/25
35.83 0.41 2.17 2.58 (0.44) (2.21) (2.65) 35.76
7/31/24
31.41 0.40 4.47 4.87 (0.44) (0.01) (0.45) 35.83
7/31/23
29.98 0.42 2.16 2.58 (0.42) (0.73) (1.15) 31.41
7/31/22
32.93 0.41 (0.93) (0.52) (0.49) (1.94) (2.43) 29.98
7/31/21
27.15 0.45 5.83 6.28 (0.50) — (0.50) 32.93
Class
C
1/31/26
(e)
35.60 0.02 2.36 2.38 (0.12) (3.41) (3.53) 34.45
7/31/25
35.70 0.13 2.16 2.29 (0.18) (2.21) (2.39) 35.60
7/31/24
31.30 0.16 4.45 4.61 (0.20) (0.01) (0.21) 35.70
7/31/23
29.87 0.19 2.17 2.36 (0.20) (0.73) (0.93) 31.30
7/31/22
32.82 0.16 (0.92) (0.76) (0.25) (1.94) (2.19) 29.87
7/31/21
27.06 0.22 5.82 6.04 (0.28) — (0.28) 32.82
Class
I
1/31/26
(e)
35.74 0.21 2.37 2.58 (0.29) (3.41) (3.70) 34.62
7/31/25
35.82 0.50 2.16 2.66 (0.53) (2.21) (2.74) 35.74
7/31/24
31.39 0.48 4.48 4.96 (0.52) (0.01) (0.53) 35.82
7/31/23
29.96 0.49 2.16 2.65 (0.49) (0.73) (1.22) 31.39
7/31/22
32.92 0.48 (0.93) (0.45) (0.57) (1.94) (2.51) 29.96
7/31/21
27.14 0.52 5.84 6.36 (0.58) — (0.58) 32.92
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
7 .16% $ 9,173 1 .66%
(f)
1 .15%
(f)
0 .89%
(f)
9%
7 .33 9,524 1 .91 1 .15 1 .15 14
15 .64 8,930 1 .83 1 .15 1 .24 17
9 .00 8,849 1 .86 1 .15 1 .42 23
( 2 .02 ) 8,082 1 .95 1 .14 1 .30 18
23 .33 7,242 2 .02 1 .15 1 .49 12
6 .75 349 2 .41
(f)
1 .90
(f)
0 .12
(f)
9
6 .51 452 2 .66 1 .90 0 .36 14
14 .78 532 2 .58 1 .90 0 .49 17
8 .21 617 2 .61 1 .90 0 .64 23
( 2 .78 ) 885 2 .70 1 .89 0 .50 18
22 .43 1,377 2 .77 1 .90 0 .73 12
7 .30 7,098 1 .41
(f)
0 .90
(f)
1 .11
(f)
9
7 .57 9,022 1 .66 0 .90 1 .39 14
15 .97 10,085 1 .58 0 .90 1 .49 17
9 .28 10,252 1 .61 0 .90 1 .66 23
( 1 .81 ) 10,137 1 .70 0 .89 1 .51 18
23 .64 11,376 1 .77 0 .90 1 .73 12

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Winslow Large-Cap Growth ESG
Class
A
1/31/26
(e)
$ 61.00 $ (0.14) $ 0.70 $ 0.56 $ — $ (12.51) $ (12.51) $ 49.05
7/31/25
59.26 (0.23) 10.66 10.43 — (8.69) (8.69) 61.00
7/31/24
47.53 (0.18) 14.78 14.60 — (2.87) (2.87) 59.26
7/31/23
44.38 (0.09) 6.73 6.64 — (3.49) (3.49) 47.53
7/31/22
60.52 (0.22) (10.03) (10.25) — (5.89) (5.89) 44.38
7/31/21
46.78 (0.25) 16.90 16.65 — (2.91) (2.91) 60.52
Class
C
1/31/26
(e)
43.99 (0.25) 0.54 0.29 — (12.51) (12.51) 31.77
7/31/25
45.18 (0.48) 7.98 7.50 — (8.69) (8.69) 43.99
7/31/24
37.13 (0.43) 11.35 10.92 — (2.87) (2.87) 45.18
7/31/23
35.74 (0.31) 5.19 4.88 — (3.49) (3.49) 37.13
7/31/22
50.17 (0.51) (8.03) (8.54) — (5.89) (5.89) 35.74
7/31/21
39.51 (0.54) 14.11 13.57 — (2.91) (2.91) 50.17
Class
R6
1/31/26
(e)
68.48 (0.05) 0.77 0.72 — (12.51) (12.51) 56.69
7/31/25
65.37 (0.02) 11.82 11.80 — (8.69) (8.69) 68.48
7/31/24
51.97 0.03 16.24 16.27 — (2.87) (2.87) 65.37
7/31/23
47.98 0.08 7.40 7.48 — (3.49) (3.49) 51.97
7/31/22
64.78 (0.05) (10.86) (10.91) — (5.89) (5.89) 47.98
7/31/21
49.70 (0.02) 18.01 17.99 — (2.91) (2.91) 64.78
Class
I
1/31/26
(e)
66.18 (0.07) 0.75 0.68 — (12.51) (12.51) 54.35
7/31/25
63.49 (0.09) 11.47 11.38 — (8.69) (8.69) 66.18
7/31/24
50.62 (0.05) 15.79 15.74 — (2.87) (2.87) 63.49
7/31/23
46.90 0.02 7.19 7.21 — (3.49) (3.49) 50.62
7/31/22
63.50 (0.09) (10.62) (10.71) — (5.89) (5.89) 46.90
7/31/21
48.84 (0.09) 17.66 17.57 — (2.91) (2.91) 63.50
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
0.69% $ 183,115 0.99%
(f)
0.90%
(f)
(0.46) %
(f)
47%
18.28 191,896 1.03 0.90 (0.39) 95
31.95 235,751 1.09 0.91 (0.34) 56
17.09 186,017 1.11 0.91 (0.21) 74
(19.30) 174,142 1.08 0.90 (0.42) 69
36.98 180,291 1.14 0.91 (0.47) 67
0.31 10,080 1.74
(f)
1.65
(f)
(1.21)
(f)
47
17.39 11,644 1.78 1.65 (1.14) 95
30.94 12,086 1.84 1.66 (1.08) 56
16.24 11,710 1.86 1.66 (0.96) 74
(19.90) 15,269 1.83 1.65 (1.17) 69
35.92 24,604 1.89 1.66 (1.21) 67
0.84 150,956 0.67
(f)
0.58
(f)
(0.14)
(f)
47
18.71 186,529 0.67 0.54 (0.04) 95
32.45 157,610 0.70 0.52 0.04 56
17.58 97,947 0.71 0.51 0.18 74
(19.04) 76,592 0.74 0.56 (0.08) 69
37.52 109,867 0.76 0.54 (0.03) 67
0.80 478,660 0.74
(f)
0.65
(f)
(0.21)
(f)
47
18.58 512,260 0.78 0.65 (0.14) 95
32.26 538,340 0.84 0.66 (0.08) 56
17.40 468,620 0.86 0.66 0.04 74
(19.10) 420,440 0.83 0.65 (0.17) 69
37.30 568,579 0.90 0.69 (0.17) 67

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Growth Fund ("Dividend Growth"),
Nuveen Global Dividend Growth Fund (“Global Dividend Growth”), and Nuveen Winslow Large-Cap Growth ESG Fund (“Winslow Large-Cap
Growth ESG”) (each a “Fund” and collectively the “Funds”), among others. The Trust was organized as a Massachusetts business trust on June 27,
1997.
Current Fiscal Period : The end of the reporting period for the Funds is January 31, 2026, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC (each a
"Sub-Adviser" and collectively the "Sub-Advisers"). NAM manages the investment portfolios of Dividend Growth and Global Dividend Growth while
Winslow Capital Management, LLC manages the portfolio of Winslow Large-Cap Growth ESG.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09) : In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11) : In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270)
Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.

Notes to Financial Statements
(continued)
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,570,556,743 $ – $ – $ 6,570,556,743
Short-Term Investments:
Repurchase Agreements – 74,928,785 – 74,928,785
Total $ 6,570,556,743 $ 74,928,785 $ – $ 6,645,485,528
Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,496,137 $ 4,962,069 $ – $ 16,458,206
Short-Term Investments:
Repurchase Agreements – 100,000 – 100,000
Total $ 11,496,137 $ 5,062,069 $ – $ 16,558,206

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Funds did not have any securities out on loan.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 807,516,443 $ – $ 3,096,588 $ 810,613,031
Preferred Stock – – 5,089,904 5,089,904
Short-Term Investments:
Repurchase Agreements – 6,322,163 – 6,322,163
Total $ 807,516,443 $ 6,322,163 $ 8,186,492 $ 822,025,098
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Growth Fixed Income Clearing Corporation $ 74,928,785 $ (76,427,567)
Global Dividend Growth Fixed Income Clearing Corporation 100,000 (102,070)
Winslow Large-Cap Growth ESG Fixed Income Clearing Corporation 6,322,163 (6,448,689)
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Growth
$ 527,604,286 $ 616,011,671
Global Dividend Growth
1,602,980 4,629,857
Winslow Large-Cap Growth ESG
405,654,265 495,331,646

Notes to Financial Statements
(continued)
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
1/31/26
Year Ended
7/31/25
Dividend Growth Shares Value Shares Value
Subscriptions:
Class A 1,147,721 $73,717,460 1,835,991 $115,222,608
Class A - automatic conversion of Class C 34 2,221 3,411 217,928
Class C 127,675 8,181,917 323,879 20,320,421
Class R6 5,187,505 347,482,942 3,676,988 231,608,730
Class I 2,267,415 144,626,257 4,742,677 296,543,282
Total subscriptions 8,730,350 574,010,797 10,582,946 663,912,969
Reinvestments of distributions:
Class A 1,011,891 62,826,848 770,360 48,783,144
Class C 131,079 8,108,109 113,176 7,163,375
Class R6 3,557,407 223,601,767 2,504,786 160,286,822
Class I 2,091,325 129,749,528 1,712,449 108,263,565
Total reinvestments of distributions 6,791,702 424,286,252 5,100,771 324,496,906
Redemptions:
Class A (1,596,320) (103,331,841) (2,477,974) (155,730,310)
Class C (505,799) (32,800,079) (1,077,376) (67,266,081)
Class C - automatic conversion to Class A (34) (2,221) (3,415) (217,928)
Class R6 (2,264,538) (147,133,791) (7,421,342) (472,174,870)
Class I (4,135,193) (266,890,662) (7,644,841) (475,600,641)
Total redemptions (8,501,884) (550,158,594) (18,624,948) (1,170,989,830)
Net increase (decrease) 7,020,168 $448,138,455 (2,941,231) $(182,579,955)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
1/31/26
Year Ended
7/31/25
Global Dividend Growth Shares Value Shares Value
Subscriptions:
Class A 10,194 $372,840 25,856 $923,855
Class C 495 17,034 3,548 128,294
Class I 4,120 148,594 21,858 768,592
Total subscriptions 14,809 538,468 51,262 1,820,741
Reinvestments of distributions:
Class A 26,841 927,626 18,797 667,169
Class C 932 31,971 984 34,740
Class I 20,667 714,394 16,521 586,311
Total reinvestments of distributions 48,440 1,673,991 36,302 1,288,220
Redemptions:
Class A (38,574) (1,389,579) (27,514) (964,474)
Class C (3,993) (145,690) (6,737) (237,365)
Class I (72,175) (2,660,359) (67,518) (2,416,570)
Total redemptions (114,742) (4,195,628) (101,769) (3,618,409)
Net increase (decrease) (51,493) $(1,983,169) (14,205) $(509,448)
Six Months Ended
1/31/26
Year Ended
7/31/25
Winslow Large-Cap Growth ESG Shares Value Shares Value
Subscriptions:
Class A 206,673 $11,228,542 624,602 $36,404,521
Class A - automatic conversion of Class C — — 486 28,522
Class C 40,162 1,619,244 39,418 1,655,635
Class R6 352,913 22,993,296 808,698 51,845,900
Class I 669,444 41,537,097 1,318,684 82,082,038
Total subscriptions 1,269,192 77,378,179 2,791,888 172,016,616
Reinvestments of distributions:
Class A 740,164 36,749,148 420,120 24,484,603
Class C 90,374 2,909,137 45,352 1,915,220
Class R6 431,982 24,778,460 304,566 19,885,116
Class I 1,627,865 89,516,276 1,063,163 67,117,484
Total reinvestments of distributions 2,890,385 153,953,021 1,833,201 113,402,423
Redemptions:
Class A (359,792) (20,192,132) (1,877,652) (106,839,172)
Class C (77,996) (2,845,311) (86,942) (3,604,579)
Class C - automatic conversion to Class A — — (658) (28,522)
Class R6 (845,946) (57,012,596) (800,666) (50,666,629)
Class I (1,230,632) (76,538,444) (3,120,553) (192,855,048)
Total redemptions (2,514,366) (156,588,483) (5,886,471) (353,993,950)
Net increase (decrease) 1,645,211 $74,742,717 (1,261,382) $(68,574,911)

Notes to Financial Statements
(continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Growth
$ 3,404,491,339 $ 3,341,409,326 $ (100,415,137) $ 3,240,994,189
Global Dividend Growth
9,066,983 7,832,776 (341,553) 7,491,223
Winslow Large-Cap Growth ESG
495,165,439 334,242,938 (7,383,279) 326,859,659
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Growth
$ 5,428,328 $ 451,881,249 $ 3,022,728,552 $ — $ — $ — $ 3,480,038,129
Global Dividend Growth
42,773 1,161,422 7,730,163 — — — 8,934,358
Winslow Large-Cap Growth
ESG
5,727,620 105,151,313 377,550,509 — — — 488,429,442
Average Daily Net Assets Dividend Growth
Global
Dividend
Growth
Winslow Large-
Cap Growth ESG
For the first $125 million 0.5000% 0.5500% 0.5000%
For the next $125 million 0.4875 0.5375 0.4875
For the next $250 million 0.4750 0.5250 0.4750
For the next $500 million 0.4625 0.5125 0.4625
For the next $1 billion 0.4500 0.5000 0.4500
For the next $3 billion 0.4250 0.4750 0.4250
For the next $2.5 billion 0.4000 0.4500 0.4000
For the next $2.5 billion 0.3875 0.4375 0.3875
For net assets over $10 billion 0.3750 0.4250 0.3750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Complex-Level Fee
Dividend Growth
0.1558%
Global Dividend Growth
0.1558
Winslow Large-Cap Growth ESG
0.1558
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Dividend Growth N/A N/A 1.25%
Global Dividend Growth 0.94% July 31, 2027 N/A
Winslow Large-Cap Growth ESG 0.69% July 31, 2027 1.25%
N/A - Not Applicable.
Fund
Value
Dividend Growth
$ 231,258
Global Dividend Growth
541
Winslow Large-Cap Growth ESG
82,192
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Growth
$ 122,189 $ 108,833
Global Dividend Growth
6,566 5,759
Winslow Large-Cap Growth ESG
79,980 70,416

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
Commission
Advances
Dividend Growth
$ 65,873
Global Dividend Growth

Winslow Large-Cap Growth ESG
6,793
Fund
12b-1 Fees
Retained
Dividend Growth
$ 73,215
Global Dividend Growth

Winslow Large-Cap Growth ESG
6,426
Fund
CDSC
Retained
Dividend Growth
$ 12,319
Global Dividend Growth
—
Winslow Large-Cap Growth ESG
8,644
Underlying Fund
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund TIAA Access
*
Total
Dividend Growth 38% 2% 1% –% 41%
Global Dividend Growth –% –% –% –% –%
Winslow Large-Cap Growth ESG –% –% –% 1% 1%
* TIAA Access is a registered separate account of TIAA, consisting of various sub-accounts that invest in the Funds.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a	)(1)	Not applicable to this filing.

(a	)(2)	Not applicable to this filing.

(a	)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a	)(4)	Not applicable.

(a	)(5)	Not applicable.

(b	)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: April 2, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 2, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: April 2, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)